AMORTIZATION OF INTANGIBLE ASSETS (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Intangible Asset, Goodwill and Other [Abstract]
Intangible assets acquired			$ 0	$ 0	$ 0	$ 0
Amortization expense	$ 739,625	$ 739,625	$ 1,479,250	$ 1,479,250	$ 2,958,500	$ 2,958,500